Share-Based Compensation - Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant [Line Items]
Expected volatility	91.04%
Risk free interest rate	4.73%
Expected dividend	0.00%
Expected term (in years)	5 years